LGE-Q3

Quarterly Report
July 31, 2025
MFS®  Global Equity Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 5.4%
Honeywell International, Inc.	195,195	$43,401,608
Melrose Industries PLC	4,680,128	31,536,797
MTU Aero Engines Holding AG	41,507	17,853,714
Rolls-Royce Holdings PLC	1,584,766	22,353,707
		$115,145,826
Airlines – 0.9%
Aena SME S.A.	755,415	$20,340,768
Alcoholic Beverages – 6.4%
Carlsberg Group	97,189	$12,128,392
Davide Campari-Milano N.V. (l)	3,978,442	27,513,600
Diageo PLC	1,085,901	26,516,888
Heineken N.V.	359,962	28,297,914
Pernod Ricard S.A.	416,228	42,797,075
		$137,253,869
Apparel Manufacturers – 4.1%
Burberry Group PLC (a)	713,914	$12,078,103
Compagnie Financiere Richemont S.A.	183,003	29,780,547
Hermes International	4,062	9,923,605
LVMH Moet Hennessy Louis Vuitton SE	67,096	36,076,386
		$87,858,641
Automotive – 0.7%
Aptiv PLC (a)	212,875	$14,611,740
Broadcasting – 1.0%
Walt Disney Co.	177,730	$21,169,420
Brokerage & Asset Managers – 4.2%
Charles Schwab Corp.	610,521	$59,666,217
Deutsche Boerse AG	49,811	14,422,228
London Stock Exchange Group PLC	136,871	16,695,187
		$90,783,632
Business Services – 7.9%
Accenture PLC, “A”	89,154	$23,813,034
Brenntag AG	110,280	6,863,943
Cognizant Technology Solutions Corp., “A”	147,262	10,567,521
Compass Group PLC	301,180	10,600,127
Equifax, Inc.	42,152	10,126,175
Experian PLC	466,341	24,578,065
Fidelity National Information Services, Inc.	223,837	17,774,896
Fiserv, Inc. (a)	157,354	21,862,765
Intertek Group PLC	235,690	15,323,700
TransUnion	301,710	28,719,775
		$170,230,001
Computer Software – 7.2%
Check Point Software Technologies Ltd. (a)	119,875	$22,320,725
Microsoft Corp.	140,354	74,878,859
Oracle Corp.	144,795	36,744,627
Salesforce, Inc.	77,644	20,057,775
		$154,001,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.4%
Amadeus IT Group S.A.	502,007	$40,342,941
Capgemini	238,162	35,577,373
Samsung Electronics Co. Ltd.	376,175	19,230,876
		$95,151,190
Construction – 1.8%
CRH PLC	168,516	$16,084,852
James Hardie Industries PLC (a)	903,427	23,434,897
		$39,519,749
Consumer Products – 1.8%
Haleon PLC	3,532,760	$16,638,620
International Flavors & Fragrances, Inc.	313,218	22,247,875
		$38,886,495
Electrical Equipment – 5.4%
Amphenol Corp., “A”	206,844	$22,030,955
Legrand S.A.	256,071	37,975,058
Schneider Electric SE	212,550	55,364,790
		$115,370,803
Electronics – 0.9%
Hoya Corp.	79,000	$9,985,310
Microchip Technology, Inc.	132,058	8,925,800
		$18,911,110
Food & Beverages – 1.3%
Nestle S.A.	317,174	$27,660,760
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	61,514	$16,229,239
Whitbread PLC	206,872	8,322,497
		$24,551,736
Insurance – 3.7%
Aon PLC	70,135	$24,947,721
Willis Towers Watson PLC	172,423	54,452,907
		$79,400,628
Interactive Media Services – 2.4%
Alphabet, Inc., “A”	273,964	$52,573,692
Internet – 0.8%
eBay, Inc.	198,160	$18,181,180
Machinery & Tools – 0.7%
Carrier Global Corp.	219,733	$15,078,078
Major Banks – 4.9%
Erste Group Bank AG	181,559	$16,601,264
Goldman Sachs Group, Inc.	42,014	30,400,910
National Bank of Greece S.A.	1,216,274	17,058,666
UBS Group AG	1,113,272	41,369,603
		$105,430,443

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 11.7%
Abbott Laboratories	173,823	$21,934,725
Becton, Dickinson and Co.	249,356	44,447,707
Cooper Companies, Inc. (a)	312,755	22,108,651
Medtronic PLC	608,458	54,907,250
Olympus Corp.	1,436,300	17,136,147
STERIS PLC	112,917	25,574,571
Thermo Fisher Scientific, Inc.	93,200	43,587,776
Waters Corp. (a)	76,050	21,960,198
		$251,657,025
Other Banks & Diversified Financials – 5.6%
American Express Co.	114,905	$34,392,215
Grupo Financiero Banorte S.A. de C.V.	658,703	5,870,191
Julius Baer Group Ltd.	127,145	8,552,840
Visa, Inc., “A”	205,421	70,966,793
		$119,782,039
Pharmaceuticals – 3.1%
Merck KGaA	230,796	$29,051,299
Roche Holding AG	120,980	37,960,346
		$67,011,645
Railroad & Shipping – 3.7%
Canadian National Railway Co. (l)	246,357	$23,022,062
Canadian Pacific Kansas City Ltd.	448,968	33,021,596
Union Pacific Corp.	101,620	22,556,591
		$78,600,249
Specialty Chemicals – 4.5%
Air Liquide S.A.	98,946	$19,476,205
Air Products & Chemicals, Inc.	87,998	25,332,864
Linde PLC	83,094	38,244,845
Symrise AG	146,068	13,252,078
		$96,305,992
Telecom - Infrastructure – 1.0%
Cellnex Telecom S.A.	634,375	$22,258,630
Telecom Services – 1.6%
Comcast Corp., “A”	1,023,257	$34,002,830
Trucking – 0.4%
United Parcel Service, Inc., “B”	100,388	$8,649,430
Total Common Stocks		$2,120,379,587
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	12,557,378	$12,557,378
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j)	120,000	$120,000

Other Assets, Less Liabilities – 0.8%		16,477,995
Net Assets – 100.0%		$2,149,534,960

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,557,378 and
$2,120,499,587, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,133,214,067	$—	$—	$1,133,214,067
France	128,917,221	108,273,271	—	237,190,492
United Kingdom	10,600,127	174,043,564	—	184,643,691
Switzerland	—	145,324,096	—	145,324,096
Spain	60,683,709	22,258,630	—	82,942,339
Germany	49,167,320	32,275,942	—	81,443,262
Canada	56,043,658	—	—	56,043,658
Netherlands	—	28,297,914	—	28,297,914
Italy	27,513,600	—	—	27,513,600
Other Countries	68,684,479	75,081,989	—	143,766,468
Investment Companies	12,677,378	—	—	12,677,378
Total	$1,547,501,559	$585,555,406	$—	$2,133,056,965
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At July 31, 2025, the value of securities loaned was $28,102,507. These loans were collateralized by cash of $120,000 and U.S. Treasury
Obligations (held by the custodian or a triparty custodian) of $30,240,906.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$21,139,800	$266,724,948	$275,307,917	$(1,444)	$1,991	$12,557,378

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$286,719	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2025, are as follows:
United States	53.9%
France	11.1%
United Kingdom	8.6%
Switzerland	6.8%
Spain	3.9%
Germany	3.8%
Canada	2.6%
Netherlands	1.3%
Italy	1.3%
Other Countries	6.7%